VIEs (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Net cash provided by operating activities	$ (62,278)	$ 95,207	$ 210,590
Net cash used in investing activities	516,729	419,767	(443,220)
Net cash provided by financing activities	(434,100)	93,586	(513,163)
VIEs [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	33,830	66,370	19,614
Net cash used in investing activities	(152,442)	(99,297)	(71,738)
Net cash provided by financing activities	$ 102,757	32,903	35,160
As Revised [Member] | VIEs [Member]
Variable Interest Entity [Line Items]
Increase in current payables		17,800
Decrease in non-current payables		17,800
Net cash provided by operating activities		74,400	26,700
Net cash used in investing activities		107,100	53,300
Net cash provided by financing activities		$ 32,800	$ 26,600